Goodwill and Intangible Assets (Details) - Schedule of amortization expense related to intangible assets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Amortization Expense Related To Intangible Assets Abstract
2023 (Excluding the three months ended March 31, 2023)	$ 205	$ 636	$ 444
2024	274	580	457
2025	274	84	$ 117
2026	271	62
2027	262	46
Thereafter	1,118	$ 40
Total	$ 2,404